Stockholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Schedule Of Stockholders Equity Details [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock [Member]
Schedule Of Stockholders Equity Details [Line Items]
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	0.0001
Shares of common stock issued (in Shares)	34,500,000	34,500,000
Common stock, shares outstanding	29,665,062	28,851,640
Class B Common Stock [Member]
Schedule Of Stockholders Equity Details [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares of common stock issued (in Shares)	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000